Share-based Awards Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Number of Shares, Outstanding	13,238,100	10,022,200	9,949,900	8,844,500
Number of Shares, Granted	0	200,000	5,160,000	2,340,000
Number of Shares, Forfeited	(1,828,500)	(66,667)	(735,000)	(784,600)
Number of Shares, Expired	(1,387,400)	(388,200)	(1,136,800)	(450,000)
Number of Shares, Outstanding	10,022,200	9,767,333	13,238,100	9,949,900
Number of Shares, Vested and expected to vest	10,022,200	9,767,333	13,238,100	9,949,900
Number of Shares, Exercisable	5,934,200	7,839,867	6,373,567	5,494,500
Weighted- average Exercise Price, outstanding	$ 1.90	$ 1.73	$ 2.53	$ 2.97
Weighted- average Exercise Price, Granted	$ 0	$ 0.67	$ 1.00	$ 0.92
Weighted- average Exercise Price, Forfeited	$ 1.61	$ 1.00	$ 2.69	$ 2.81
Weighted- average Exercise Price, Expired	$ 3.56	$ 3.69	$ 2.77	$ 2.40
Weighted- average Exercise Price, outstanding	$ 1.73	$ 1.63	$ 1.90	$ 2.53
Weighted- average Exercise Price, Vested and expected to vest	$ 1.73	$ 1.63	$ 1.90	$ 2.53
Weighted- average Exercise Price, Exercisable	$ 2.03	$ 1.73	$ 2.46	$ 2.71	$ 2.71
Weighted- average grant-date fair value, outstanding	$ 2.38	$ 2.03	$ 3.30	$ 0
Weighted- average grant-date fair value, Granted	$ 0	$ 0.33	$ 0.24	$ 0.44
Weighted- average grant-date fair value, Forfeited	$ 0.54	$ 0.23	$ 1.02	$ 1.59
Weighted- average grant-date fair value, Expired	$ 1.44	$ 1.08	$ 1.56	$ 1.65
Weighted- average grant-date fair value, outstanding	$ 2.03	$ 0.68	$ 2.38	$ 3.30
Weighted- average grant-date fair value, Vested and expected to vest	$ 2.03	$ 0.68	$ 2.38	$ 3.30
Weighted- average grant-date fair value, Exercisable	$ 0.87	$ 0.75	$ 1.08	$ 0.56
Weighted- Average Remaining Contractual Term, outstanding	7 years 4 months 16 days	6 years 11 months 22 days	82 months 4 days	6 years 8 months 19 days
Weighted- Average Remaining Contractual Term, Granted		9 years 1 month 16 days
Weighted- Average Remaining Contractual Term, Forfeited	1 year 7 months 9 days	7 years 4 months 16 days
Weighted- Average Remaining Contractual Term, Expired	3 years 6 months 21 days	5 years 5 months 4 days
Weighted- Average Remaining Contractual Term, outstanding	7 years 4 months 16 days	6 years 11 months 22 days	82 months 4 days	6 years 8 months 19 days
Weighted- Average Remaining Contractual Term, Vested and expected to vest	7 years 4 months 16 days	6 years 11 months 22 days	82 months 4 days	6 years 8 months 19 days
Weighted- Average Remaining Contractual Term, Exercisable	7 years 7 days	6 years 9 months 22 days	7 years 5 months 8 days	6 years 18 days
Aggregate Intrinsic Value, outstanding	$ 94		$ 1,735
Aggregate Intrinsic Value, outstanding			94	1,735
Aggregate Intrinsic Value, Vested and expected to vest			94	1,735
Aggregate Intrinsic Value, Exercisable			$ 31	$ 581